Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes
NOTE 6 – INCOME TAXES
The components of the Company’s loss before income taxes are as follows:

	Years Ended December 31,
	2021	2020
United States	$(67,883,898)	$(21,671,394)
Foreign	—	—

Total	$(67,883,898)	$(21,671,394)

The Company did not record any current or deferred federal, state or foreign income taxes for the years ended December 31, 2021 and 2020, respectively.
The reconciliation of the Federal statutory income tax provision to the Company’s effective income tax provision is as follows:

	Years Ended December 31,
	2021	2020
Federal statutory income tax rate	21%	21%
Federal income tax at statutory rates	$(14,255,619)	$(4,550,993)
Valuation Allowance	13,982,549	4,435,667
Other, permanent difference	273,070	115,326

Total income tax provision	$—	$—

Effective income tax rate	0%	0%
Deferred income taxes reflect the net tax effects of loss and credit carry forwards and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company’s deferred income tax assets and liabilities at December 31, 2021 and 2020 were comprised of the following:

	Years Ended December 31,
	2021	2020
Deferred Tax Assets:
Allowance for doubtful accounts	$273,692	$110,381
Accruals and reserves	4,448,488	733,051
Disallowed interest carryforwards	1,332,346	—
Net operating loss and other carryforwards	24,171,779	12,418,254
Stock based compensation	505,580	377,514
Other, net	40,507	16,364
Deferred tax assets before valuation allowance	$30,772,392	$13,655,564
Valuation Allowance	(30,739,829)	(13,591,637)
Total Deferred Tax Assets, net of valuation allowance	32,563	63,927
Deferred Tax Liabilities:
Depreciation	32,563	63,927
Total Deferred Tax Liabilities	32,563	$63,927
Net Deferred Tax Assets (Liabilities)	$—	$—
A valuation allowance is required to be established when it is more likely than not that all or a portion of a deferred tax asset will not be realized. Realization of deferred tax assets is dependent upon future earnings, the timing and amount of which are uncertain. A full review of all positive and negative evidence needs to be considered, including the Company’s current and past performance, the market environments in which the Company operates, the utilization of past tax credits, length of carry back and carry forward periods, as well as tax planning strategies that might be implemented. Management believes that, based on a number of factors, it is more likely than not, that all of the deferred tax assets may not be realized; and accordingly, as of December 31, 2021 and 2020, the Company has provided a full valuation allowance against its net deferred tax assets.
On a gross basis, the Company has Federal net operating loss carry forwards of $89.8 million and $43.9 million as of December 31, 2021 and December 31, 2020, respectively, of which $1.0 million will expire in 2027 and the remainder of which may be carried forward indefinitely. The Company also has State gross net operating loss carry forwards of $79.3 million and $50.1 million as of December 31, 2021 and December 31, 2020, respectively, in various state jurisdictions which begin to expire in 2030. A full valuation allowance has been established for these net operating loss carry forwards as of December 31, 2021 and December 31, 2020. The increase in the valuation allowance in 2021 was due to an increase in the Federal valuation allowance of $14.0 million and an increase to State valuation allowances of $3.2 million. The following is a rollforward of the Company’s valuation allowances for the years ended December 31, 2021 and 2020, respectively:

Valuation allowance as of January 1, 2020	$7,831,390
Adjustments to the valuation allowance	5,760,247
Valuation allowances as of December 31, 2020	13,591,637
Adjustments to the valuation allowance	17,148,192
Valuation allowance as of December 31, 2021	$30,739,829
The Company has no unrecognized tax benefits as of December 31, 2021 and December 31, 2020. The Company is subject to U.S. Federal income tax and various state income taxes. The Company is subject to examination in these jurisdictions for the 2017 year and beyond.

ECP Environmental Growth Opportunities Corp
Income Taxes
Note 9—Income Taxes
The Company’s taxable income primarily consists of interest income on the Trust Account, less any franchise taxes. The Company’s formation costs are generally considered start-up costs and are not currently deductible.
Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2021 are as follows:

Deferred tax assets
Organization costs	$696,819
Net Operating Loss Carryforward	30,505

Total deferred tax asset . . . . . . . . . . . . . . . . . . . . . . . . . ..	727,325
Valuation allowance . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(727,325)

Deferred tax asset, net of allowance	$—

As of December 31, 2021, the Company had $145,264 of U.S. federal net operating loss carryovers available to offset future taxable income. The federal net operating losses can be carried forward indefinitely.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all the information available, management believes that significant uncertainty exists with respect to the future realization of deferred tax assets and therefore established a full valuation allowance of $727,325 as of December 31, 2021.
The income tax provision (benefit) for the year ended December 31, 2021 consists of the following:

Deferred expense (benefit)
Federal . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$(727,325)
Valuation allowance . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$727,325

Total income expense (benefit)	—

Income taxes during the year ended December 31, 2021 differ from the expected U.S federal income tax rate of 21%
of pre-tax earnings from continuing operations due to the impact of nondeductible expenses and valuation allowances on deferred tax assets. The following permanent items impact the rate: changes in fair value of warrant liabilities, non-deductible transaction costs, post-LOI merger costs, offering costs allocated to derivate liabilities, and changes in fair value of forward purchasing agreement. Below is a reconciliation for the Company’s effective tax rate.

Effective Tax Rate Reconciliation	Rate

Pre-Tax Book Income	21.00%
Permanent Items
Change in FMV of warrant liabilities	(41.42)%
Non-deductible transaction costs	4.41%
Post-LOI merger costs	5.85%
Offering costs allocated to derivative liabilities	2.65%

Effective Tax Rate Reconciliation	Rate
Change in fair value of forward purchasing agreement	(4.70)%
Change in Valuation Allowance . . . . . . . . . . .	12.22%

Income Tax Expense / (Benefit) . . . . . . . . . . .	0.00%

The Company files income tax returns in the U.S. federal jurisdiction and Delaware which remain open and subject to examination.